File No. 333-153289

As filed with the SEC on September 24, 2008
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.  1
(Check appropriate box or boxes)

FEDERATED MUNICIPAL SECURITIES INCOME TRUST
(Exact Name of Registrant as Specified in Charter)

1-800-341-7400
(Area Code and Telephone Number)
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

C. Grant Anderson, Esquire
Reed Smith LLP
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)

Copies to:

Jennifer Eck, Esquire
Dickstein Shapiro LLP
1825 Eye Street, NW
Washington, DC  20006

Approximate Date of Proposed Public Offering: As soon as
practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of Securities being Registered:
Class A Shares, without par value, of Federated Michigan Intermediate Municipal Trust
and
Class A Shares and Class F Shares, without par value, of Federated Ohio Municipal Income Fund.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended

PART C.	OTHER INFORMATION.

Item 15                   Indemnification:

The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, by virtue of his being or having been a Trustee or officer of the Trust or his serving or having served as a trustee, director, officer, partner, or fiduciary of another trust, corporation, partnership, joint venture, or other enterprise at the request of the Trust, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct").

Item 16.	Exhibits:

1.1	Conformed copy of Amended and Restated Declaration of Trust of the Registrant (including Amendment Nos. 1-17); (26)
1.2	Conformed copies of Amendment Nos. 18 and 19 to the Declaration of	Trust of the Registrant; (28)
1.3                      Conformed copy of Amendment No. 20 to the Declaration of Trust of theRegistrant; (29)
1.4                      Conformed copy of Amendment No. 21 to the Declaration of Trust of theRegistrant; (33)
1.5                      Conformed copy of Amendment No. 22 to the Declaration of Trust of theRegistrant; (36)
1.6                      Conformed copy of Amendment No. 23 to the Declaration of Trust of theRegistrant; (37)
1.7                      Conformed copy of Amendment No. 24 to the Declaration of Trust of theRegistrant; (40)
2.1	Copy of By-Laws of the Registrant; (1)
2.2	Copies of Amendment Nos. 1-4 to the By-Laws of the Registrant; (23)
2.3	Copies of Amendment Nos. 5 and 6 to the By-Laws of the Registrant; (32)
2.4	Copy of Amendment No. 7 to the By-Laws of the Registrant; (34)
2.5	Copy of Amendment No. 8 to the By-Laws of the Registrant; (35)
2.6	Copy of Amendment No. 9 to the By-Laws of the Registrant; (36)
3.	Not Applicable
4.	Forms of Agreement and Plans of Reorganization are filed herewith as Exhibit A to the Proxy Statement/Prospectus
5.1	Not Applicable
6.1	Conformed copy of Investment Advisory Contract including Exhibits A through F of the Registrant; (21)
6.2	Conformed copy of Exhibit G to the Investment Advisory Contract of the Registrant; (27)
6.3	Conformed copy of Amendment to Investment Advisory Contract of the Registrant; (28)
6.4	Conformed copy of Exhibit H to the Investment Advisory Contract of the Registrant; (33)
6.5	Conformed copy of Exhibit I to the Investment Advisory Contract of the Registrant; (37)
7.1	Conformed copy of Distributor's Contract including Exhibits A through N of the Registrant; (21)
7.2	Conformed copy of Exhibit O to the Distributor’s Contract; (23)
7.3	Conformed copy of Distributor’s Contract (Class B Shares); (23)
7.4
The Registrant hereby incorporates the conformed copy of the specimen Mutual Fund Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Number 33-38550 and 811-6269).

7.5	Conformed copy of Exhibit P to the Distributor’s Contract; (27)
7.6	Conformed copy of Amendment to Distributor’s Contract of the Registrant; (28)
7.7	Conformed copy of Amendment to Distributor’s Contract of the Registrant (Class B Shares); (28)
7.8	Conformed copy of Exhibit Q to the Distributor’s Contract; (35)
7.9	Conformed copy of Exhibit R to the Distributor’s Contract; (33)
7.10	Conformed copy of Exhibit S through V to the Distributor’s Contract; (37)
8.	Not Applicable
9.1	Conformed copy of Custodian Contract of the Registrant; (18)
9.2	Conformed copy of Custodian Fee Schedule; (22)
9.3	Conformed copy of Amendment to Custodian Contract of the Registrant;(29)
10.1	Conformed copy of Distribution Plan of the Registrant, including Exhibits A through D; (35)
10.2	Conformed copy of Distribution Plan of the Registrant, including Exhibits E through H; (37)
10.3
The Registrant hereby incorporates the Copy of the Multiple Class Plan and attached Exhibits from Item (n) of the Federated Short-Term Municipal Trust Registration Statement on Form N-1A, filed with the Commission on August 28, 2006. (File Nos. 2-72277 and 811-3181)

10.4	The Registrant hereby incorporates the Copy of the Class B Shares Multiple Class Plan and attached Exhibits (41)
10.5	The Registrant hereby incorporates the Copy of the Class C Shares Multiple Class Plan and attached Exhibits (41)
10.6	The Registrant hereby incorporates the Copy of the Class A Shares Multiple Class Plan and attached Exhibits (41)
11.1	Form of Opinion and Consent of Counsel as to legality of Shares being issued; + (MIIMT)
11.2	Form of Opinion and Consent of Counsel as to legality of Shares being issued; + (OHMIF)
12.1	Form of Opinion regarding tax consequences of Reorganization; + (MIIMT)
12.2	Form of Opinion regarding tax consequences of Reorganization; + (OHMIF)
13.1	Conformed copy of Second Amended and Restated Shareholder Services Agreement; (29)
13.2	Conformed copy of Principal Shareholder Services Agreement (Class B Shares); (23)
13.3	Conformed copy of Shareholder Services Agreement (Class B Shares); (23)
13.4	Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement; (23)
13.5
The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities:  2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);

13.6
The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities:  2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);

13.7
With regard to Federated Pennsylvania Municipal Income Fund, Federated Ohio Municipal Income Fund, Federated California Municipal Income Fund and Federated New York Municipal Income Fund, the Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement from Item (h)(v) of the Investment Series Funds, Inc. Registration Statement on Form N-1A, filed with the Commission on January 23, 2002. (File Nos. 33-48847 and 811-07021).

13.8	Conformed copy of Amendment to Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement; (28)
13.9
The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services from Item 23 (h)(vix) of the Federated Index Trust Registration Statement on Form N-1A, filed with the Commission on December 30, 2003.  (File Nos. 33-33852 and 811-6061)

13.10
The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item (h)(vii) of the Cash Trust Series,  Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)

13.11
The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item (h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)

13.12
The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv)of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004.  (File Nos. 33-50773 and 811-7115)

13.13
The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series,  Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)

13.14
The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item (h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)

13.15
The Registrant hereby incorporates the conformed copy of the Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company form Item 23)(h)(viii) of the Federated Total Return Government bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2006. (File Nos. 33-60411 and 811-07309);

13.16
The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005 from Item 23 (h)(ii) of the Cash T rust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005.  (File Nos. 33-29838 and 811-5843);

13.17	The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 1/1/07; (42)
14.1	Conformed copy of Consent of Independent Auditors for Fifth Third Funds (PWC); +
14.2	Conformed copy of Consent of Independent Auditors for Federated Municipal Securities Income Trust (KPMG/ FMIIMT); +
14.3	Conformed copy of Consent of Independent Auditors for Federated Municipal Securities Income Trust (KPMG/ OHMIF); +
15.	Not Applicable
16.1	Conformed copy of Unanimous Consent of Trustees for Power of Attorney (41)
16.2	Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; (41)
17.1	Form of Ballot; (41)

+	Exhibit is being filed electronically with registration statement; indicate by footnote

1.	Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 31, 1990. (File Nos. 33-36729 and 811-6165)
18.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on October 30, 1995. (File Nos. 33-36729 and 811-6165)
21.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 24 on Form N-1A filed on October 15, 1997. (File Nos. 33-36729 and 811-6165)
22.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-1A filed on October 31, 1997. (File Nos. 33-36729 and 811-6165)
23.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 26 on Form N-1A filed on August 28, 1998. (File Nos. 33-36729 and 811-6165)
26.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on October 29, 1999. (File Nos. 33-36729 and 811-6165)
27.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 26, 2000. (File Nos. 33-36729 and 811-6165)
28.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on October 26, 2001. (File Nos. 33-36729 and 811-6165)
29.	Response is incorporated by reference to Registrant’s Post Effective Amendment No. 33 on Form N-1A filed on August 29, 2002. (File Nos. 33-36729 and 811-6165)
30.	Response is incorporated by reference to Registrant’s Post Effective Amendment No. 35 on Form N-1A filed on October 28, 2003. (File Nos. 33-36729 and 811-6165)
31.	Response is incorporated by reference to Registrant’s Post Effective Amendment No. 37 on Form N-1A filed on August 27, 2004. (File Nos. 33-36729 and 811-6165)
32.	Response is incorporated by reference to Registrant’s Post Effective Amendment No. 38 on Form N-1A filed on October 29, 2004. (File Nos. 33-36729 and 811-6165)
33.	Response is incorporated by reference to Registrant’s Post Effective Amendment No. 39 on Form N-1A filed on October 28, 2005. (File Nos. 33-36729 and 811-6165)
34.	Response is incorporated by reference to Registrant’s Post Effective Amendment No. 40 on Form N-1A filed on April 24, 2006. (File Nos. 33-36729 and 811-6165)
35.	Response is incorporated by reference to Registrant’s Post Effective Amendment No. 45 on Form N-1A filed on October 20, 2006. (File Nos. 33-36729 and 811-6165)
36.	Response is incorporated by reference to Registrant’s Post Effective Amendment No. 48 on Form N-1A filed on January 9, 2007. (File Nos. 33-36729 and 811-6165)
37.	Response is incorporated by reference to Registrant’s Post Effective Amendment No. 49 on Form N-1A filed on April 10, 2007. (File Nos. 33-36729 and 811-6165)
38.	Response is incorporated by reference to Registrant’s Post Effective Amendment No. 51 on Form N-1A filed on October 29, 2007. (File Nos. 33-36729 and 811-6165)
40. Response is incorporated by reference to Registrant’s Post Effective Amendment No. 52 on Form N-1A filed on October 29, 2008. (File Nos. 33-36729 and 811-6165)
41. Response is incorporated by reference to Initial N-14 Registration Statement of the Registrant. (File No. 333-153289)
42. Response is incorporated by reference to Amended N-14 Registration Statement of the Registrant. (File No. 333-153289)

Item 17.	Undertakings

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED MUNICIPAL SECURITIES INCOME TRUST, has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 19th day of August, 2009.

FEDERATED MUNICIPAL SECURITIES INCOME TRUST

By: /s/ George F. Magera
George F. Magera, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                                                            TITLE                                                        DATE

By:           /s/ George F. Magera                                                      Attorney In Fact                                                August 19, 2009
George F. Magera                                                      For the Persons
ASSISTANT SECRETARY                                                      Listed Below

NAME                                                                            TITLE

John F. Donahue*                                                                        Trustee

J. Christopher Donahue*                                                                        President and Trustee
(Principal Executive Officer)

Richard A. Novak*                                                                        Treasurer
(Principal Financial Officer)

John T. Conroy, Jr.*                                                                        Trustee

Nicholas P. Constantakis*                                                                        Trustee

John F. Cunningham*                                                                        Trustee

Peter E. Madden*                                                                        Trustee

Charles F. Mansfield, Jr.*                                                                        Trustee

R. James Nicholson*                                                                        Trustee

Thomas M. O’Neil*                                                                        Trustee

John S. Walsh*                                                                        Trustee

James F. Will*                                                                        Trustee
* By Power of Attorney